CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Class A [Member] ITHAX ACQUISITION CORP. Common Stock [Member]	Common Class A [Member] Common Stock [Member]	Class A Common Stock Subject to Redemption ITHAX ACQUISITION CORP. Common Stock [Member]	Class A Common Stock Subject to Redemption ITHAX ACQUISITION CORP.	Common Class B [Member] ITHAX ACQUISITION CORP. Common Stock [Member]	ITHAX ACQUISITION CORP. Additional Paid-in Capital [Member]	ITHAX ACQUISITION CORP. Retained Earnings [Member]	ITHAX ACQUISITION CORP.	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at beginning at Dec. 31, 2019									$ 100,226,000	$ (109,378,000)	$ (9,115,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(41,734,000)	(41,734,000)
Balance at end at Dec. 31, 2020		$ 6,000			$ 6,038	$ 18,962	$ (4,891)	$ 20,109	159,523,000	(151,112,000)	8,455,000
Balance at the end (in shares) at Dec. 31, 2020	0				6,037,500
Balance at beginning at Oct. 01, 2020	$ 0				$ 0	0	0	0
Balance at the beginning (in shares) at Oct. 01, 2020	0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary share to Sponsor					$ 6,038	18,962	0	25,000
New shares issued (in shares)					6,037,500
Net loss						0	(4,891)	(4,891)
Balance at end at Dec. 31, 2020		6,000			$ 6,038	18,962	(4,891)	20,109	159,523,000	(151,112,000)	8,455,000
Balance at the end (in shares) at Dec. 31, 2020	0				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)				0
Net loss										(12,351,000)	(12,351,000)
Balance at end at Mar. 31, 2021		6,000							159,523,000	(163,463,000)	(3,957,000)
Balance at beginning at Dec. 31, 2020		6,000			$ 6,038	18,962	(4,891)	20,109	159,523,000	(151,112,000)	8,455,000
Balance at the beginning (in shares) at Dec. 31, 2020	0				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(29,697,000)	(29,697,000)
Balance at end at Sep. 30, 2021		6,000							163,376,000	(180,809,000)	(17,550,000)
Balance at beginning at Dec. 31, 2020		6,000			$ 6,038	18,962	(4,891)	20,109	159,523,000	(151,112,000)	8,455,000
Balance at the beginning (in shares) at Dec. 31, 2020	0				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs	$ (675)					(6,435,891)	0	(6,436,566)
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares)	(675,000)
Subsequent measurement of Class A ordinary shares to redemption amount						(6,454,853)	(18,761,305)	(25,216,158)
Net loss						0	3,311,639	3,311,639		(38,905,000)	(38,905,000)
Balance at end at Dec. 31, 2021	$ 675	6,000			$ 6,038	0	(15,454,557)	(15,447,844)	163,459,000	(190,017,000)	(26,825,000)
Balance at the end (in shares) at Dec. 31, 2021	675,000				6,037,500
Balance at beginning at Mar. 31, 2021		6,000							159,523,000	(163,463,000)	(3,957,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(13,078,000)	(13,078,000)
Balance at end at Jun. 30, 2021		6,000							163,294,000	(176,541,000)	(13,295,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(4,268,000)	(4,268,000)
Balance at end at Sep. 30, 2021		6,000							163,376,000	(180,809,000)	(17,550,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)			(24,150,000)	(24,150,000)
Balance at beginning at Dec. 31, 2021	$ 675	6,000			$ 6,038	0	(15,454,557)	(15,447,844)	163,459,000	(190,017,000)	(26,825,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(6,991,000)	(6,991,000)
Balance at end at Mar. 31, 2022		6,000							163,539,000	(197,008,000)	(33,965,000)
Balance at beginning at Dec. 31, 2021	$ 675	6,000			$ 6,038	$ 0	$ (15,454,557)	$ (15,447,844)	163,459,000	(190,017,000)	(26,825,000)
Balance at the beginning (in shares) at Dec. 31, 2021	675,000				6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary share to Sponsor									9,750,000		9,750,000
Net loss										(73,712,000)	(73,712,000)
Balance at end at Sep. 30, 2022		7,000							275,443,000	(263,729,000)	(9,218,000)
Balance at beginning at Mar. 31, 2022		6,000							163,539,000	(197,008,000)	(33,965,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(2,113,000)	(2,113,000)
Balance at end at Jun. 30, 2022		6,000							163,620,000	(199,121,000)	(35,940,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(64,608,000)	(64,608,000)
Balance at end at Sep. 30, 2022		$ 7,000							$ 275,443,000	$ (263,729,000)	$ (9,218,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount (in shares)											(85,000)